SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION	SHARE BASED COMPENSATION
Share Options—Granted share options expire at the earlier of termination of employment or ten years from the date of grant. Share options generally vest over four years of the employment commencement date or with 25% vesting on the twelve-month anniversary of the employment commencement date, and the remaining on a pro-rata basis each quarter over the next three years. Any options, which are forfeited or not exercised before expiration, become available for future grants.
The following table summarized the Company’s share option activity during the years ended December 31, 2022, 2021, and 2020:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31, 2019	16,926,761	$0.04	8.8	$277
Granted	31,351,141	0.07	—	—
Exercised	(1,775,510)	—	—	—
Forfeited	(575,705)	—	—	—
Balance, December 31, 2020	45,926,687	0.06	9.1	2,905
Granted	50,503,922	1.09	—	—
Exercised	(3,948,649)	0.09	—	—
Forfeited	(5,219,086)	0.52	—	—
Balance, December 31, 2021	87,262,873	0.62	8.9	184,841
Granted	16,838,536	2.27	—	—
Exercised	(16,725,583)	0.09	—	—
Forfeited	(10,818,398)	1.50	—	—
Balance, December 31, 2022	76,557,428	$0.97	8.3	$19,895
Vested and exercisable, December 31, 2022	28,590,058	$0.46	7.9	$22,301
The weighted-average grant date fair value of employee options granted for the years ended December 31, 2022, 2021 and 2020 was $6.75, $1.09 and $0.02, respectively. The aggregate intrinsic value of options exercised was approximately $19.2 million, $0.3 million and $0.1 million for the years ended December 31, 2022, 2021 and 2020, respectively. The total fair value of share options vested for the years ended December 31, 2022, 2021 and 2020, was $36.0 million, $0.6 million and $0.2 million, respectively.
Share-based compensation expense is based on the grant-date fair value on a straight-line basis for graded awards with only service conditions, which is generally the option vesting term of four years. The fair value of each option on the date of grant is determined using the Black Scholes-Merton (BSM) option pricing model using the single-option award approach with the assumptions set forth in the table below. If any of the assumptions used in the BSM change significantly, share-based compensation expense may differ materially in the future from that recorded in the current period.
Fair Value of Ordinary Shares—Prior to the Company’s public listing, the absence of an active market for the Company’s ordinary shares required the Company’s board of directors to determine the fair value of its ordinary shares for purposes of granting share options. The Company obtained contemporaneous third-party valuations to assist the board of directors in determining the fair value of the Company’s ordinary share. After the IPO, the fair value of each ordinary share was based on the closing price of the Company’s publicly traded ordinary shares as reported on the date of the grant.
Expected Volatility—Prior to the Company’s public listing, volatility is based on historical volatility rates obtained from certain public companies that operate in the same or related business as the Company since there was no market or historical data for Company’s ordinary share. After the IPO, volatility is based on volatility of Company’s publicly traded ordinary shares.
Risk-Free Interest Rate—The risk-free interest rate is determined using a U.S. Treasury zero-coupon bonds for the period that coincides with the expected term set forth.
Expected Term— The expected term of share options represents the weighted average period the share options are expected to be outstanding. For option grants that are considered to be “plain vanilla”, the Company has opted to use the simplified method for estimating the expected term as provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average time-to-vesting and the contractual life of the options. For other option grants, the Company estimated expected term based on the average expected term used by a peer group of publicly traded companies. This peer group was selected by the Company using criteria including similar industry, similar revenue and market capitalization.
Expected Dividend Yield—The dividend yield is based on the Company’s historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.
The assumptions used to estimate the fair value of share options granted for the years ended December 31, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Expected volatility	46.91% - 529.23%	41.12% - 48.71%	44.90% - 48.65%
Expected term (in years)	5.00-6.19	5.00 - 6.27	5.66 - 6.15
Risk free interest	1.68% - 3.65%	0.60% - 1.39%	0.35% - 0.53%
Dividend yield	0.00	0.00	0.00
At December 31, 2022, unrecognized compensation expense related to unvested share options was approximately $194.1 million, which is expected to be recognized over a remaining weighted-average period of 2.5 years.
Restricted Stock Units (RSUs)—RSUs generally vest over four years of the employment commencement date or with 25% vesting on the twelve-month anniversary of the employment commencement date, and the remaining on a pro-rata basis each quarter over the next three years. RSUs granted are forfeited at termination of employment. Any RSUs, which are forfeited or not exercised before expiration, become available for future grants.
The following table summarized the Company’s RSU activity during the year ended December 31, 2022:

	Number of RSUs	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2021	—	$—
Granted	5,936,379	5.34
Vested	(130,406)	7.81
Forfeited	(51,998)	5.99
Unvested at December 31, 2022	5,753,975	$5.28
At December 31, 2022, unrecognized compensation expense related to RSUs was approximately $27.9 million, which is expected to be recognized over a remaining weighted-average period of 3.3 years.
Options to Restricted Shares
In March 2021, the Company granted 224 million options to purchase restricted shares (the “First Awards”) at an exercise price of approximately $1.58 per share to certain directors and employees. These First Awards will vest upon the earlier of the following vesting conditions to occur of (i) a Transaction (defined as (a) a sale of all or substantially all assets or shares of the Company; or (b) a merger, consolidation, amalgamation or like transaction; or (c) a scheme of arrangement for the purpose of effecting such sale, merger, consolidation, amalgamation or other transaction) and (ii) Public Event (defined as an IPO or a SPAC) (each, a “Qualifying Event”). The Qualifying Event, further, contains additional market-based vesting conditions driven by the total value of the Company. The First Awards do not get accelerated upon any events. Any Awards that do not vest on such date (if such date is triggered by a Qualifying Event) will remain eligible for vesting following a Qualifying Event. However, any Awards that do not vest on or before the earlier to occur of a Transaction and the expiration date (10 years from the grant date) shall be forfeited.
In December 2021, the Company granted 5.1 million options to purchase restricted shares (the “Second Awards”) at an exercise price of approximately $3.38 per share to certain directors. These Second Awards will vest upon the earlier of the following vesting conditions to occur of a Qualifying Event. The Second Awards do not get accelerated upon any events. Any Awards that do not vest on such date (if such date is triggered by a Qualifying Event) will remain eligible for vesting following a Qualifying Event. However, any Awards that do not vest on or before the earlier to occur of a Transaction and the expiration date (10 years from the grant date) shall be forfeited.
In December 2021, the Company granted 7.3 million options to purchase restricted shares (the “Third Awards”) at an exercise price of approximately $3.11 per share to certain employees. These Third Awards will vest upon the following: (i) The Valuation-Based Vesting Condition may be satisfied at any date on or after March 31, 2022 based on the Total Value of the Company on such date (which shall be determined based on an independent third party valuation or, if the Company’s shares are publicly traded, based on the average trading price of a share of the Company over a period of sixty (60) days). Any options or shares received in connection with the exercise of an option that have not satisfied the Valuation-Based Vesting Condition on or prior to the tenth anniversary of the Grant Date (or such shorter period required by applicable law or for tax efficiency purposes) (the "Expiration Date") shall expire or be forfeited without consideration, as applicable, on the Expiration Date, and (ii) The Time-Based Vesting Condition shall be satisfied over a period of four (4) years commencing as of March 31, 2022, such that 25% of the options shall vest and become exercisable on March 31, 2023, 25% shall vest and become exercisable on March 31, 2024, 25% shall vest and become exercisable on March 31, 2025 and the remaining 25% shall vest and become exercisable on March 31, 2026 (rounded to the nearest number at each vesting date).
The following table summarized the Company’s options to restricted shares activity during the years ended December 31, 2022, 2021 and 2020:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31, 2020	—	$—	—	$—
Granted	245,167,369	1.66	—	1,526
Exercised	—	—	—
Forfeited	—	—	—
Balance, December 31, 2021	245,167,369	$1.66	9.3	1,526
Granted	1,665,825	2.15	—	—
Exercised	—	—	—	—
Forfeited	(4,217,910)	3.14	—	—
Balance, December 31, 2022	242,615,284	$1.64	8.2	—
Vested and exercisable, December 31, 2022	196,797,316	$1.60	8.2	$—
At December 31, 2022, unrecognized compensation expense related to options to restricted shares was approximately $40.1 million, which is expected to be recognized over a remaining weighted-average period of 1.7 years.
Share-Based Compensation Expense
The following table presents the components and classification of share-based compensation for the year ended December 31, 2022, 2021 and 2020 (in thousands):

	2022	2021	2020
Research and development	$81,337	$27,042	$89
Selling and marketing	58,377	18,458	4
General and administrative	101,975	22,285	63
Total	$241,689	$67,785	$156
Share-based compensation for the year ended December 31, 2022 included compensation of $172.2 million related to the vesting of certain performance-based options, which was included in research and development, sales and marking, and general and administrative expenses. Share-based compensation for the year ended December 31, 2021 included compensation of $56.8 million related to a secondary sale by certain employees to certain investors, which was included in research and development, sales and marking, and general and administrative expenses. For further details, refer to Note 14 – Redeemable Convertible Preferred Shares and Redeemable Convertible Preferred Shares Warrants.
During December 2021, the Company amended certain employee stock option agreements which resulted in a modification of the exercise price of a certain number of option shares. Generally, the exercise price of the options was increased and resulted in an immaterial change to current and future share-based compensation expense.